Financial Assets Pledged as Collateral - Summary of Financial Assets Pledged as Collateral (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets pledged as collateral [abstract]
Deposits as Collateral	$ 286,828,739	$ 313,106,746
Special Accounts as Collateral—Argentine Central Bank	97,974,572	126,369,430
Forward Purchases of monetary regulatory instruments	46,761,090	34,682,973
Less: Allowances	(7,199)	(499,613)
Financial Assets Pledged as Collateral	$ 431,557,202	$ 473,659,536